Document And Entity Information	Aug. 27, 2026
Document Information Line Items
Entity Central Index Key	0001041368
Document Type	8-K
Document Period End Date	Aug. 27, 2026
Entity Registrant Name	RIVERVIEW BANCORP, INC.
Entity Incorporation, State or Country Code	WA
Entity File Number	000-22957
Entity Tax Identification Number	91-1838969
Entity Address, Address Line One	900 Washington Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Vancouver
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98660
City Area Code	360
Local Phone Number	693-6650
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value of $0.01 per share
Trading Symbol	RVSB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Current Fiscal Year End Date	--03-31